Notes Payable, net (Details) - Schedule of debt outstanding, net - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Notes Payable, net (Details) - Schedule of debt outstanding, net [Line Items]
Loan and Security Agreement		$ 297,201	$ 297,201
Notes payable, net		51,934,000	24,102,000
2019 Loan and Security Agreement [Member]
Notes Payable, net (Details) - Schedule of debt outstanding, net [Line Items]
Loan and Security Agreement		25,000,000	25,000,000
Subordinated Note Purchase and Security Agreement [Member]
Notes Payable, net (Details) - Schedule of debt outstanding, net [Line Items]
Loan and Security Agreement		32,461,000
Paycheck Protection Program Loan [Member]
Notes Payable, net (Details) - Schedule of debt outstanding, net [Line Items]
Loan and Security Agreement		5,880,000
Principal Amount Due		63,341,000	25,000,000
Less: Unamortized debt issuance costs and discounts		$ (11,407,000)	$ (898,000)